ASSETS AND FINANCIAL LIABILITIES - Interest income information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total interest income	$ 22,463,395	$ 23,740,386	$ 24,427,394
Cash and cash equivalents	351,742	406,380	748,431
Other accounts receivable	154,223	220,447	177,652
Total interest income cash and cash equivalents and other accounts receivable	505,965	626,827	926,083
Investments in debt securities	2,949,838	2,604,689	2,298,222
Total interest income	25,919,198	26,971,902	27,651,699
Commercial
Disclosure of financial assets [line items]
Total interest income	11,525,606	12,975,916	13,849,612
Consumer
Disclosure of financial assets [line items]
Total interest income	8,756,681	8,805,226	8,899,807
Mortgage
Disclosure of financial assets [line items]
Total interest income	2,095,287	1,751,721	1,476,903
Microcredit
Disclosure of financial assets [line items]
Total interest income	244	48,710	71,352
Interbank and overnight funds
Disclosure of financial assets [line items]
Total interest income	$ 85,577	$ 158,813	$ 129,720